Operating expenses - Taxes and fees with the Regulatory Authority (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating expenses
Turnover tax	$ (3,528)	$ (2,817)	$ (2,122)
Taxes with the Regulatory Authority	(1,049)	(1,078)	(917)
Tax on deposits to and withdrawals from bank accounts	(626)	(539)	(403)
Municipal taxes	(531)	(395)	(289)
Other taxes	(373)	(296)	(212)
Total taxes and fees with the regulatory authority	$ (6,107)	$ (5,125)	$ (3,943)